Earnings per ordinary share	6 Months Ended
Jun. 30, 2021
Earnings per ordinary share [abstract]
Earnings per ordinary share
16

Earnings per ordinary share
Earnings per ordinary share
Weighted average

number of ordinary

shares outstanding

Amount during the period Per ordinary share
(in EUR million) (in millions) (in EUR)
1 January to 30 June 1 January to 30 June 1 January to 30 June
2021 2020 2021 2020 2021 2020
Basic earnings 3,161 591 3,901.9 3,897.9 0.81 0.15
Basic earnings from continuing operations
3,161 591 0.81 0.15
Effect of dilutive instruments:
Stock option and share plans 1.6 0.5
1.6 0.5
Diluted earnings
3,161 591 3,903.5 3,898.5 0.81 0.15
Diluted earnings from continuing operations
3,161 591 0.81 0.15